LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Long-Term Investments [Abstract]
Schedule of long-term investments

	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Equity method investments
Beijing Lianxinzhihui Technology Co., Ltd.	1,500	1,500	-
Sichuan Xingneng Ronglian Technology Co., Ltd.	-	-	2,842
Shanghai Keshen Information Technology Co., Ltd.	-	-	16,115
Total equity method investments	1,500	1,500	18,957

Other equity investments
Beijing Chenfeng Network Technology Co., Ltd.	2,500	11,960	51,207
Shanghai Yuhuan Information System Co.Ltd.	23,040	23,040	18,784
Beijing Hujingtiaoyue Technology Co., Ltd.	5,000	5,000	13,000
Hangzhou Paileyun Technology Co., Ltd.	3,188	5,800	5,800
Xinyu Hongling Investment Management Center (limited Partnership)	-	-	20,000
Total other equity investments	33,728	45,800	108,791
Total long-term investments	35,228	47,300	127,748